Basis of presentation and significant accounting policies (Details 5)	12 Months Ended
Mar. 31, 2014
Minimum
Intangible assets
Estimated useful lives of intangible assets	5 years
Maximum
Intangible assets
Estimated useful lives of intangible assets	8 years
Software | Minimum
Intangible assets
Estimated useful lives of intangible assets	3 years
Software | Maximum
Intangible assets
Estimated useful lives of intangible assets	5 years